FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Non-Derivative Instruments Designated as Net Investment Hedges (Details) - Hedges of net investment in foreign operations [member]
$ in Millions, $ in Millions
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount	$ 250		$ 0
Hedging instrument, assets		$ 317		$ 0